Income Tax (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Amount
Tax expense at statutory rate	$ (37,232)
Change in valuation allowance	3,919
Other adjustments	(40)
Nontaxable or nondeductible items:
Change in fair value of convertible notes	25,981
Other adjustments	3,142
Total income tax expense (benefit)	$ 88	$ 111
Percent
Tax expense at statutory rate	21.00%	21.00%
Earnings in jurisdictions taxed at rates different from the statutory U.S. federal tax rate		1.78%
Return to provision		(3.88%)
Nontaxable or nondeductible items:
Change in fair value of convertible notes	(14.65%)	(4.47%)
Other adjustments	(1.77%)
Non-deductible stock compensation expense		(5.58%)
Permanent differences		(0.09%)
Change in valuation allowance	(2.21%)	(9.10%)
Other adjustments	0.02%
Income tax expense, Total	(0.05%)	(0.34%)
South Africa [Member]
Amount
Change in valuation allowance	$ 4,057
Other adjustments	$ (831)
Nontaxable or nondeductible items:
Change in valuation allowance	(2.29%)
Other adjustments	0.47%
Other Foreign Jurisdictions [Member]
Amount
Other adjustments	$ 1,092
Nontaxable or nondeductible items:
Other adjustments	(0.62%)